Subsidiaries - Details of Global-Tech's Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	20.00%
Global Appliances Holdings Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Global Display Holdings Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Kwong Lee Shun Trading Company Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Leasing of a property and the rendering of administration and management services
GT Investments (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Consortium Investment (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Investment holding
Global Optics Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading of raw materials and electronic and optical Components
Dongguan Wing Shing Electrical Products Factory Company Limited ("DWS") [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of cellular phone assembly services
Dongguan Lite Array Company Limited ("DGLAD") [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Developing, manufacturing and marketing of electronic and optical components and provision of cellular phone assembly services
Dongguan Microview Medical Technology Company Limited [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Manufacturing of medical instruments
Joke Media Limited [Member] | PRC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Media services
Global Household Products Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Trading of household appliance products
Pentalpha Medical Limited [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Inactive
Pentalpha Hong Kong Limited ("Pentalpha") [Member] | Hong Kong [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Inactive
Global-Tech USA, Inc. [Member] | UNITED STATES
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Provision of consultation services
Global Lite Array (BVI) Limited [Member] | British Virgin Islands [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	76.75%
Principal activities	Investment holding
Lite Array, Inc. [Member] | UNITED STATES
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest attributable to the Company	76.75%
Principal activities	Inactive